Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Current Assets

	December 31, 2012	December 31, 2013
VAT recoverable	44,467	17,180
Available-for-sale equity security (a)	0	9,684
Receivable from the Group’s executives and employees (b)	46,476	4,522
Tax recoverable (Note 9)	28,822	0
Others	46,765	36,307

	166,530	67,693

(a)	Available-for-sale equity security

Available-for-sale equity security with a carrying amount of US$9,684, (2012: US$5,775 recorded in other non-current assets) which is recorded in other current assets as of December 31, 2013, represented 8 million equity shares of Beijing Jingyuntong Technology Co., Ltd. (“JYT”) held by the Company’s subsidiary in the PRC, JXLDK. The equity shares in JYT accounted for approximately 1% of JYT’s total equity interests and are restricted for sale for a 36-month period after the completion of JYT’s initial public offering in the PRC in September 2011. The Group measured the security at its fair value of US$9,684 as of December 31, 2013 based on the quoted price of shares of JYT and 10% discount adjustment to reflect the sale restriction. The unrealized gain (loss) of approximately US$ 6,653, US$(3,368) and US$3,753, net of tax (expense)/benefit of US$ (2,218), US$1,122 and US$(155) was recognized as other comprehensive income for the years ended December 31, 2011, 2012 and 2013, respectively.

(b)	Receivable from the Group’s executives and employees

Pursuant to the PRC tax regulations, the income derived from the exercise of the share options is subject to individual income tax, of which a certain amount should be withheld by the Group from these existing or former executives and employees for payment to the PRC tax authorities. As of December 31, 2012 and 2013, the Group had an outstanding receivable, net of provision, from existing or former executives and employees of US$46,476 and US$4,522, respectively, in relation to the individual income tax liabilities arising from their exercise of share options, which are included in other current assets.